Long-Term Debt - Additional Information - NOK Bonds (Detail) - Teekay LNG - Nibor Loan [Member] - Norwegian Kroner Denominated Bonds Due Through Two Thousand Twenty Five kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument, carrying amount for unsecured debt | kr	kr 3,100.0
Debt instrument, carrying amount | $		$ 347.2	$ 355.5
Derivative, Notional Amount	kr 3,100.0		$ 360.5
Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	4.60%	3.70%
Fixed interest rates based on cross currency swaps	5.74%	5.92%	5.74%
Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	6.00%	6.00%
Fixed interest rates based on cross currency swaps	7.89%	7.89%	7.89%